Investments Components of Net Investment Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 422.0	$ 443.0	$ 480.0
Investment expenses	(18.8)	(15.4)	(13.5)
Net investment income	403.2	427.6	466.5
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	338.0	351.2	384.2
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	50.2	49.8	58.0
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	48.0	51.1	60.0
Fixed maturities | Foreign government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.2	0	0
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	98.8	107.5	106.7
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	28.1	16.1	18.6
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	74.8	82.2	83.4
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	16.7	20.3	24.5
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	21.2	24.2	33.0
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	36.2	43.8	57.7
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	45.8	44.9	35.7
Short-term investments | Other Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 2.0	$ 3.1	$ 2.4